Peter J. Shea

Peter.Shea@klgates.com

T +1 212 536 3988
F +1 212 536 3901

October 30, 2023

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re	: Tidal Commodities Trust I – Hashdex Bitcoin Futures ETF – Registration Statement on Form S-4

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of our client, Tidal Commodities Trust I (the “Trust”), on behalf of the Hashdex Bitcoin Futures ETF (the “Fund”), a series of the Trust, pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, is a Registration Statement on Form S-4 (the “Registration Statement”). The Registration Statement transmitted with this letter contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The purpose of this filing is to register shares of the Fund that will be issued in a merger (the “Merger”) between the Fund, as the acquiring fund, and the Hashdex Bitcoin Futures ETF, a series of the Teucrium Commodities Trust, as the acquired fund. Certain disclosures in the combined prospectus and information statement contained in the Registration Statement have been made taking into account the Trust’s contemplated responses to applicable written comments by the staff of the Securities and Exchange Commission contained in correspondence dated August 17, 2023 regarding the Trust’s registration statement on Form S-1 (File No. 333-273364).

If you have any questions regarding the matters discussed above, please do not hesitate to contact me at (212) 536-3988, or in my absence, Brian Doyle-Wenger at (615) 780-6718.

Sincerely, /s/ Peter J. Shea

cc:

Mr. Guillermo Trias, Tidal Financial Group

Mr. Daniel Carlson, Tidal Financial Group

Mr. Brian Doyle-Wenger, K&L Gates LLP

K&L Gates LLP

599 Lexington Avenue New York NY 10022-6030

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